Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group (Detail)
¥ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 33,443		¥ 27,638		$ 4,804
Short-term investments	112,924		111,626		16,221
Accounts receivable, net	7,416		6,015		1,065
Total current assets	165,562		155,094		23,782
Fixed assets, net	18,311		17,903		2,630
Intangible assets, net	7,887		9,181		1,133
Long-term investments, net	69,410		80,454		9,970
Operating lease right-of-use assets	7,332		0		1,053
Total non-current assets	135,754		142,472		19,498
Total	301,316		297,566		43,280
Accounts payable and accrued liabilities	32,701		35,381		4,698
Customer deposits and deferred revenue	11,062		9,221		1,589
Operating lease liabilities	2,283		0		328
Total current liabilities	57,380		56,853		8,243
Operating lease liabilities	4,486		0		644
Total non-current third-party liabilities	71,121		64,961		10,215
Total revenues	107,413	$ 15,429	102,277
Net loss	(2,288)	(328)	22,582	¥ 18,288
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	2,313		1,895		332
Short-term investments	1,892		2,912		272
Accounts receivable, net	5,023		3,750		722
Others	5,759		4,275		827
Total current assets	14,987		12,832		2,153
Fixed assets, net	3,839		4,183		551
Intangible assets, net	3,076		4,032		442
Long-term investments, net	21,825		18,923		3,135
Operating lease right-of-use assets	6,525		0		937
Others	12,325		12,639		1,770
Total non-current assets	47,590		39,777		6,835
Total	62,577		52,609		8,988
Total current liabilities	24,692		18,812		3,547
Total non-current third-party liabilities	6,295		2,417		904
Total liabilities	48,108		43,627		6,910
Total revenues	51,988	7,468	33,992	29,208
Net loss	(2,950)	(424)	(6,834)	(626)
Net cash provided by operating activities	1,649	237	2,396	3,698
Net cash used in by investing activities	(4,829)	(694)	(16,674)	(5,725)
Net cash provided by financing activities	3,604	$ 518	11,916	¥ 2,985
Variable Interest Entity, Primary Beneficiary | Third-party Liabilities
Variable Interest Entity [Line Items]
Accounts payable and accrued liabilities	15,774		13,889		2,266
Customer deposits and deferred revenue	4,841		3,704		695
Operating lease liabilities	2,110		0		303
Others	1,967		1,219		283
Total current liabilities	24,692		18,812		3,547
Operating lease liabilities	4,227		0		607
Others	2,068		2,417		297
Total non-current third-party liabilities	6,295		2,417		904
Variable Interest Entity, Primary Beneficiary | Amounts due to the company and its non-VIE subsidiaries net
Variable Interest Entity [Line Items]
Amounts due to the Company and its non-VIE subsidiaries, net	¥ 17,121		¥ 22,398		$ 2,459